Segment and Revenue Analysis (Details) - Schedule of entity-wide disclosures relating to revenues - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from External Customer [Line Items]
Revenue	$ 1,091,889	$ 815,225	$ 12,648,255
Net loss	(6,715,958)	(874,668)	(8,625,427)
Depreciation and amortization	408,740	391,351	517,528
Capital expenditure		47,086	121,560
Total assets	32,047,957	18,452,910	15,087,210
Pet food sales [Member]
Revenue from External Customer [Line Items]
Revenue	485,426	815,225	12,648,255
Net loss	(5,500,345)	(874,668)	(8,625,427)
Depreciation and amortization	395,094	391,351	517,528
Capital expenditure		47,086	121,560
Total assets	26,969,867	18,452,910	15,087,210
Restaurant business [Member]
Revenue from External Customer [Line Items]
Revenue	606,463
Net loss	(1,215,613)
Depreciation and amortization	13,646
Capital expenditure
Total assets	$ 5,078,090